Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esq.

(202) 419-8409

jburt@stradley.com

July 16, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust

1940 Act File No. 811-03213

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 225 (“Amendment”) to the Registration Statement of Nationwide Variable Insurance Trust (the “Trust” or “Registrant”) on Form N-1A. The Amendment is being filed in order to register the NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund and NVIT GS Small Cap Equity Insights Fund (the “Funds”), each a new series of the Registrant.

As noted on the facing sheet, the Amendment relates only to the Funds and does not affect the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esq.

cc:	Allan J. Oster, Esq.

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